Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments
The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2021	2020
Undiscounted lease liability cash flows due:
Within 1 year	1,949	2,262
1 to 2 years	1,631	1,672
2 to 3 years	1,207	1,340
3 to 4 years	1,005	1,025
4 to 5 years	682	878
5 to 10 years	2,089	2,192
Over 10 years	1,462	1,515
	10,025	10,884
Impact of discounting	(1,414)	(1,622)
Lease liabilities at 31 December	8,611	9,262
Of which – current	1,747	1,933
– non-current	6,864	7,329

Disclosure of quantitative information about right-of-use assets [text block]

		$ million
	2021	2020
Total cash outflow for amounts included in lease liabilities[a]	2,372	2,779
Expense for variable payments not included in the lease liability[a]	37	41
Short-term lease expense[a]	409	621
Additions to right-of-use assets in the period	1,807	1,714
(Loss) gain on sale and leaseback transactions	(1)	187
a The cash outflows for amounts not included in lease liabilities approximate the income statement expenses disclosed above.